COMMON STOCK WARRANTS (Tables)	12 Months Ended
Dec. 31, 2019
Warrants and Rights Note Disclosure [Abstract]
Schedule of common stock warrants outstanding
	2019	2018
Warrants outstanding at the beginning of the year	16,051	10,913
New warrant issuances to Hercules	—	5,138
Adjustment to the Hercules warrants due to the anti-dilutive provisions	479	—
Warrants outstanding at the end of the year	16,530	16,051

Schedule of common stock warrants assumptions
	Underwriter Warrants	Hercules April Warrants	Hercules October Warrants
Warrants exercise price	$126.50	$110.00	$143.20
Fair value price per share of common stock	$110.00	$101.40	$114.60
Volatility	62.0%	70.0%	70.0%
Expected term remaining (years)	5.0	5.0	5.0
Risk-free interest rate	1.31%	2.79%	2.94%
Discount for Lack of Marketability	20.0%	20.0%	20.0%
Dividend yield	—	—	—
Fair value at initial valuation date	$505,273	$208,369	$59,292